Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of the Provision for Income Taxes
The components of the provision for federal, state and local income taxes were as follows (in millions):

	Years Ended December 31,
	2021	2020 (1)	2019 (1)
Current tax expense (benefit)
Federal	$(78)	$(67)	$300
State and local	(3)	2	—
Total current tax expense (benefit)	(81)	(65)	300
Deferred tax expense (benefit)
Federal	675	(703)	(673)
State and local	22	(73)	—
Total deferred tax expense (benefit)	697	(776)	(673)
Total income taxes	$616	$(841)	$(373)

(1) Years ended December 31, 2020, and 2019 were reclassified to conform with the current year presentation of State and local taxes.

Effective Income Tax Rate Reconciliation
The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to the Company by the statutory federal income tax rate of 21% were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Income taxes at statutory rate	$811	$(503)	$(176)
State income taxes (1)	15	(56)	—
Dividends received deduction	(146)	(158)	(171)
Valuation allowance	—	—	—
U.S. federal tax reform impact (2)	—	(16)	—
Foreign and other tax credits (3)	(46)	(61)	(40)
Prior year deferred tax benefit	—	(53)	—
Other (4)	(18)	6	14
Income tax (benefit) expense	$616	$(841)	$(373)
Effective tax rate	15.9%	35.1%	44.5%

(1) For the year ended December 31, 2020, includes a benefit of $33 million relating to prior periods.
(2) For the year ended December 31, 2020, the benefit is the result of the CARES Act.
(3) For the years ended December 31, 2021, 2020 and 2019, this primarily represents the benefit from foreign tax credits generated by the fund investments of the variable life and annuity contracts
(4) Aggregation of insignificant reconciling items that are less than 5% of the computed income tax expense (benefit) in accordance with guidance.
Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2021	2020
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,695	$3,257
Employee benefits	151	137
Derivative investments	1,129	1,121
Other investment items	—	330
Net operating loss carryforward	284	29
Other	11	53
Total gross deferred tax asset	4,270	4,927
Valuation allowance	—	—
Gross deferred tax asset, net of valuation allowance	$4,270	$4,927
Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	$(2,870)	$(2,811)
Other investment items	(22)	—
Net unrealized investment gains	(451)	(1,021)
Other	(18)	(59)
Total gross deferred tax liability	(3,361)	(3,891)
Net deferred tax asset	$909	$1,036

Operating Loss Carryforwards
The following table sets forth the amount and expiration dates of federal and state operating, capital loss and tax credit carryforwards for tax periods indicated. Included in the table is a Section 382 loss carryforward attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition.

	December 31,
	2021	2020
Federal net operating and capital loss carryforwards (1)	$1,178	$—
Section 382 net operating loss from previous acquisition (2)	137	137
State net operating and capital loss carryforwards (3)	158	—
Alternative Minimum Credit (4)	6	6
Total	$1,479	$143

(1) Unlimited carryforward
(2) Begins to expire in 2026 with annual limitation of approximately $21 million.
(3) For the year ended December 31, 2021, includes $50 million with expiration of 0-20 years, and with $108 million unlimited carryforward.
(4) Subject to 383 limitations.

Tax Credit Carryforwards
The following table sets forth the amount and expiration dates of federal and state operating, capital loss and tax credit carryforwards for tax periods indicated. Included in the table is a Section 382 loss carryforward attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition.

	December 31,
	2021	2020
Federal net operating and capital loss carryforwards (1)	$1,178	$—
Section 382 net operating loss from previous acquisition (2)	137	137
State net operating and capital loss carryforwards (3)	158	—
Alternative Minimum Credit (4)	6	6
Total	$1,479	$143

(1) Unlimited carryforward
(2) Begins to expire in 2026 with annual limitation of approximately $21 million.
(3) For the year ended December 31, 2021, includes $50 million with expiration of 0-20 years, and with $108 million unlimited carryforward.
(4) Subject to 383 limitations.

Changes in Unrecognized Tax Benefits	The unrecognized benefit had been recorded in the net federal income tax receivable included in other assets on the consolidated balance sheets. The following table summarizes the changes in the Company’s unrecognized tax benefits (in millions):

	December 31,
	2021	2020
Unrecognized tax benefit, beginning of year	$2	$33
Additions for tax positions identified	—	—
Decrease for Change in Tax Reserves position	(2)	—
Decrease for DRD short-term position	—	(31)
Unrecognized tax benefit, end of year	$—	$2